Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	17,454	5,714	711	12,451
Distribution	10,991	3,747	85	7,329
Communication	1,355	1,002	43	396
Administration and service	1,617	931	53	739
Easements	663	77	—	586
	32,080	11,471	892	21,501

December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	16,559	5,449	766	11,876
Distribution	10,580	3,561	75	7,094
Communication	1,306	922	48	432
Administration and service	1,548	893	58	713
Easements	647	75	—	572
	30,640	10,900	947	20,687